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                            HOTCHKIS AND WILEY FUNDS
                      725 South Figueroa Street, 39th Floor
                       Los Angeles, California 90017-5439

                                September 2, 2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549



         Re:      Hotchkis and Wiley Funds
                  File Nos. 333-68740 and 811-10487
                  ---------------------------------



To The Commission:



         Pursuant to Rule 497(j) of Regulation C under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, on behalf of the Registrant, I hereby certify that (1) each form of Prospectus dated August 28, 2003 and the Statement of Additional Information dated August 28, 2003 for the above-captioned Registrant that would have been filed under paragraph (b) or (c) of Rule 497 does not differ from that contained in the most recent registration statement or amendment and (2) the text of the most recent registration statement or amendment has been filed electronically.

                                        Very truly yours,

                                        /s/ Nancy D. Celick
                                        -------------------
                                        Nancy D. Celick
                                        President